UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read Instructions at end of Form before preparing Form.



      1.       Name and address of issuer:

                            Salomon Smith Barney Inc.
                        388 Greenwich Street, 23rd Floor
                               New York, NY 10013

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
      2.       The name of each  series or class of  securities  for which  this
               Form is filed  (if the Form is being  filed  for all  series  and classes of  securities  of the  issuer,  check the box but do not
               list series or classes): |_|

                          Tax-Exempt Securities Trust,
                             Series 293 - Minnesota
                           Trust 86, New York Trust 91

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      3.       Investment Company Act File Number:

                                                811-2560
               Securities Act File Number:
                                                33-25692


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      4(a). Last day of fiscal year for which this Form is filed:

                                December 31, 1998


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      4(b). /  /  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
                  (See Instruction A.2)


      Note: If the Form is being filed late, interest must be paid on the registration fee due.


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      4(c). /  /  Check box if this is the last time the issuer  will be filing this Form.





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      5. Calculation of registration fee:

      (i)      Aggregate sale price of securities sold during the
               fiscal year pursuant to section 24(f):                                                            $       - 0 -
                                                                                                                  ------------
      (ii)     Aggregate price of securities redeemed or
               repurchased during the fiscal year:                                      $     1,905
                                                                                         ----------
      (iii)    Aggregate price of securities redeemed or
               repurchased during any prior fiscal year ending no
               earlier than October 11, 1995 that were not
               previously used to reduce registration fees payable
               to the Commission:                                                       $   347,510
                                                                                          ---------
      (iv)     Total available redemption credits [add items 5(ii) and 5(iii)]:
                                                                                                                 $     349,415
      (v)      Net sales -- if Item 5(i) is greater  than Item  5(iv)  [subtract                                     ---------
               Item 5(iv) from Item 5(i)]:
                                                                                                                 $       - 0 -
                                                                                                                     ---------
      (vi)     Redemption  credits available for use in future years ___ if Item
               5(i) is less than  Item  5(iv)  [subtract  Item  5(iv)  from Item
               5(i)]:
                                                                                        $ (349,415)
                                                                                         ----------
      (vii)    Multiplier  for  determining  registration  fee (See  Instruction
               C.9):
                                                                                                                    x . 000278
      (viii)   Registration  fee due [multiply  Item 5(v) by Item 5(vii)] (enter                                      --------
               "0" if no fee is due):
                                                                                                                 =$      - 0 -
                                                                                                                   ===========
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      6.       Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0 . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0 .

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      7.       Interest due -- if this Form is being filed more than
               90 days after the end of the issuer's fiscal year  (see
               Instruction D):                                                                                   +$          0
                                                                                                                    ----------
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      8.       Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                                                                 =$      - 0 -
                                                                                                                   ===========
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      9.       Date the  registration  fee and any interest  payment was sent to the Commission's lockbox depository:

                     Method of Delivery:

                          /  /    Wire Transfer
                          /  /    Mail or other means

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747162.1

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                                   SIGNATURES

              This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.




              By (Signature and Title)*        /s/GINA LEMON
                                               --------------------
                                               Gina Lemon
                                               Authorized Signatory


          Date:  3/25/99

  *Please print the name and title of the signing officer below the signature.

747162.1

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